Note 8 - Patents and Licenses (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
	Technology	Customer Relationships	Total
Cost
Balance, January 1, 2016	$-	$-	$-
Acquired through the acquisition of DenseLight	-	186,131	186,131
Acquired through the acquisition of BB Photonics	714,000	-	714,000
Balance, December 31, 2016, 2017 and 2018	714,000	186,131	900,131

Accumulated Amortization
Balance, January 1, 2016	-	-	-
Amortization for the year	-	23,266	23,266
Balance, December 31, 2016	-	23,266	23,266
Amortization for the year	-	37,228	37,228
Balance, December 31, 2017	-	60,494	60,494
Amortization for the year	-	37,228	37,228
Balance, December 31, 2018	-	97,722	97,722

Carrying Amounts
At December 31, 2016	$714,000	$162,865	$876,865
At December 31, 2017	$714,000	$125,637	$839,637
At December 31, 2018	$714,000	$88,409	$802,409

Patents and licenses [member]
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
Cost
Balance, January 1, 2016	$537,249
Additions	72,638
Balance, December 31, 2016	609,887
Additions	60,543
Balance, December 31, 2017	670,430
Additions	67,608
Effect of changes in foreign exchange rates	(352)
Balance, December 31, 2018	737,686
Accumulated Amortization
Balance, January 1, 2016	110,436
Amortization	49,775
Balance, December 31, 2016	160,211
Amortization	53,969
Balance, December 31, 2017	214,180
Amortization	56,792
Balance, December 31, 2018	270,972
Carrying Amounts
At December 31, 2016	$449,676
At December 31, 2017	$456,250
At December 31, 2018	$466,714